Annual Total Returns - FidelityMunicipalMoneyMarketFund-PRO - FidelityMunicipalMoneyMarketFund-PRO - Fidelity Municipal Money Market Fund - Fidelity Municipal Money Market Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.15%
Annual Return 2017	0.52%
Annual Return 2018	1.12%
Annual Return 2019	1.24%
Annual Return 2020	0.38%
Annual Return 2021	0.02%